Trade and Other Payables - Schedule of Trade and Other Payables (Details) - Trade And Other Current Payables [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Line Items]
Trade payables	$ 450,593	$ 2,513,802
Accruals	668,344	1,653,008
Sundry payables	12,118,112	248,323
Total	$ 13,237,049	$ 4,415,133